Note I - Investment in Debt Security (Details Textual) - Debt Security, Corporate, Non-US [Member]	Sep. 30, 2020 USD ($)	Sep. 30, 2020 HKD ($)	Jun. 30, 2020
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Current	$ 512,821	$ 4,000,000
Investment in Held-to-maturity Debt Securities, Interest Rate			500.00%